Acquisitions and disposals (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Aug. 31, 2022
Acquisitions and disposals (Details) [Line Items]
Cash consideration amount		¥ 31,390
Recognized gain	¥ 2,051
Total consideration	600
Open Platform [Member]
Acquisitions and disposals (Details) [Line Items]
Equity interest percentage		100.00%
Group Disposed of Two Subsidiaries [Member]
Acquisitions and disposals (Details) [Line Items]
Disposals of subsidiaries total consideration	¥ 3,600